Share Purchase Warrants (Details) - Schedule of Share Purchase Warrants		3 Months Ended	12 Months Ended
		Jan. 31, 2024 $ / shares shares	Oct. 31, 2023 $ / shares shares
Schedule of Share Purchase Warrants [Line Items]
Number of warrants, Balance beginning		384,369	19,763
Weighted average exercise price, Balance beginning (in Dollars per share) | $ / shares		$ 7.9	$ 576.66
Number of warrants, Issuance of underwriter warrants			1,923
Weighted average exercise price, Issuance of underwriter warrants			243.75
Number of warrants, Issuance of warrants		1,500,000	150,191	[1]
Weighted average exercise price,Issuance of warrants (in Dollars per share) | $ / shares		$ 1.6	$ 5.124	[1]
Number of warrants, Issuance of warrants	[2]		250,000
Weighted average exercise price, Issuance of warrants (in Dollars per share) | $ / shares	[2]		$ 9
Number of warrants, Issuance of Medigus warrants			75
Weighted average exercise price, Issuance of Medigus warrants			1,297.67
Number of warrants, Expiration of warrants			(11,430)
Weighted average exercise price, Expiration of warrants			922.98
Number of warrants, Exercise of warrants		(153,658)	(26,153)
Weighted average exercise price, Exercise of warrants (in Dollars per share) | $ / shares		$ 3.273	$ 5.124
Number of warrants, Balance ending		1,730,711	384,369
Weighted average exercise price, Balance ending (in Dollars per share) | $ / shares		$ 1.79	$ 7.9
Number of warrants, Number of shares to be issued from the exercise of warrants		3,065,323
Weighted average exercise price, Number of shares to be issued from the exercise of warrants (in Dollars per share) | $ / shares	[3]
Number of warrants, Number of shares to be issued from the exercise of warrants		826,781

[1]	These warrants convert into 717,773 shares.
[2]	These warrants convert into 837,219 shares.
[3]	See note 13(b).